Filed Pursuant to Rule 497(e)
                                                      Registration No. 033-06790

                               THE WESTWOOD FUNDS
                    WESTWOOD MIGHTY MITESSM FUND (THE "FUND")

                          SUPPLEMENT DATED MAY 11, 2006
                       TO THE CLASS AAA AND CLASS A, CLASS
                             B, CLASS C, AND CLASS I
                          PROSPECTUSES AND STATEMENT OF
                          ADDITIONAL INFORMATION DATED
                                JANUARY 30, 2006

THE FOLLOWING SUPPLEMENTS THE INFORMATION THAT IS CURRENTLY IN THE "THE PORTFOLIO MANAGERS" SECTION OF THE FUND'S PROSPECTUSES FOR ALL CLASSES OF SHARES.

Laura Linehan has joined the portfolio management team of the MIGHTY MITES FUND. Mario J. Gabelli, Walter K. Walsh and Ms. Linehan will share primary responsibility for the day-to-day management of the Fund. Ms. Linehan joined Gabelli & Company, Inc. in 1995 from Smith Barney's Investment Banking Division and covered the broadcasting and publishing sectors. She was previously Director of Research and Portfolio Manager for the Mighty Mites Fund and various other small cap portfolios until August 2003. Most recently Ms. Linehan worked on special projects in the Alternative Investment Group of GAMCO Investors, Inc. Joshua Fenton is no longer a member of the Mighty Mites Fund portfolio management team.

THE FOLLOWING SUPPLEMENTS THE INFORMATION IN THE "PORTFOLIO MANAGERS" SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                                                             TOTAL ASSETS
                                                   TOTAL                           # OF ACCOUNTS MANAGED     WITH ADVISORY
    NAME OF PORTFOLIO          TYPE OF         # OF ACCOUNTS                      WITH ADVISORY FEE BASED    FEE BASED ON
         MANAGER              ACCOUNTS            MANAGED          TOTAL ASSETS        ON PERFORMANCE         PERFORMANCE
13. Laura Linehan*         Registered
                           Investment
                           Companies:                0                  $0                   0                    $0
                           Other Pooled
                           Investment
                           Vehicles:                 0                  $0                   0                    $0
                           Other Accounts:
                                                     0                  $0                   0                    $0


*Information provided as of December 31, 2005

OWNERSHIP OF SHARES IN THE FUND

                                                                                                         DOLLAR RANGE OF
                                                                                                             EQUITY
                                                                                                       SECURITIES HELD IN
              TEAM MEMBER                                           FUND                                   EACH FUND*
             Laura Linehan                               Westwood Mighty Mites Fund                             B

--------------------------------------------
*        Key to Dollar Ranges- Information as of September 30, 2005
A.       None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 -  $100,000
E. $100,001  - $500,000
F. $500,001 - $1,000,000
G. over $1,000,000

THE FOLLOWING SUPERSEDES THE INFORMATION REGARDING THE FUND'S INITIAL MINIMUM INVESTMENT REQUIREMENTS IN THE "PURCHASES OF SHARES - MINIMUM INVESTMENTS" SECTION OF THE PROSPECTUSES FOR ALL CLASSES OF SHARES.

The minimum initial investment in the Mighty Mites Fund is $10,000 for all accounts.